Senior Secured Notes (Details Narrative) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 29, 2014	Nov. 12, 2013	Mar. 21, 2014	May. 22, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Legal fees			$ 128
Amortization of debt discount (premium)				$ 204				$ 173	$ 320	$ 257
Interest expense debt									178
Interest expense					$ 9	$ 65	$ 30	$ 277	483	351
Senior Notes [Member]
Transaction fees	$ 140
Interest expense									$ 142	$ 53
Lambda Investors, LLC [Member] | Senior Notes [Member]
Debt instrument, face amount	$ 1,750	$ 1,500
Debt instrument, interest rate, stated percentage	12.00%	12.00%
Debt instrument, maturity date	Feb. 28, 2015	May 12, 2014
Percentage of sourcing fees	8.00%	8.00%
Transaction fees		$ 120
Legal fees	$ 38	75
Amortization of debt discount (premium)	$ 178	$ 195